Receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Receivables
D.2	Receivables

	2024 US$m	2023 US$m

(a) Receivables (current)
Trade receivables 1	972	963
Other receivables 1 ,2	1,270	456
Loans receivable	133	73
Lease receivables	9	24
Interest receivable	6	1

	2,390	1,517

(b) Receivables (non-current)
Other receivables	51	21
Loans receivable	776	771
Lease receivables	49	47

	876	839

1.	Interest-free and settlement terms are usually between 14 and 30 days.
2.	$560 million of the carrying amount as at 31 December 2024 relates to expected reimbursements from OCI N.V. for forecast capital expenditure. Refer to Note B.5 for details.
Recognition and measurement
Trade receivables are initially recognised at the transaction price determined under IFRS 15
Revenue from Contracts with Customers
. Other receivables are initially recognised at fair value. Receivables that satisfy the contractual cash flow and business model tests are subsequently measured at amortised cost less an allowance for uncollectable amounts. Uncollectable amounts are determined using the expected loss impairment model. Collectability and impairment are assessed on a regular basis.
Subsequent recoveries of amounts previously written off are credited against other expenses in the consolidated income statement. Certain receivables that do not satisfy the contractual cash flow and business model tests are subsequently measured at fair value (refer to Note D.6).
The Group’s customers are required to pay in accordance with agreed payment terms. Depending on the product, settlement terms are 8 to 30 days from the date of invoice or bill of lading and customers regularly pay on time. There are no significant overdue product-related trade receivables as at the end of the reporting period (2023: nil).
Fair value
The carrying amount of trade and other receivables approximates their fair value.
Foreign exchange risk
The Group held $479 million of receivables at 31 December 2024 (2023: $305 million) in currencies other than US dollars (predominantly Australian dollars).
Loans receivable
On 9 January 2020, Woodside Energy Finance (UK) Ltd entered
into
a secured loan agreement with Petrosen (the Senegal National Oil
Company
)
to
provide up to $450 million for the purpose of funding Sangomar project costs. The facility has a maximum term of 12 years and semi-annual repayments of the loan are due to commence at the earlier of 12 months after RFSU or 30 June 2025. The carrying amount of the loan receivable is $464 million at 31 December 2024 (2023: $435 million), which approximates its fair value. The remaining balance of loans receivable is due from non-controlling
interests.